SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Share capital, shares authorized (in shares)	150,000,000	150,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, value authorized	$ 1,500	$ 1,500
Share capital, shares issued (in shares)	101,504,575	101,504,575
Common Stock, Value, Issued	$ 1,015	$ 1,015